UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2016 (unaudited)

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 95.6%
Aerospace & Defense | 3.6%
Honeywell International, Inc.	2,180	$244,269
United Technologies Corp.	1,345	134,634
		378,903
Airlines | 0.5%
American Airlines Group, Inc.	1,225	50,237
Auto Components | 1.6%
Delphi Automotive PLC	2,290	171,796
Banks | 5.4%
Bank of America Corp.	20,500	277,160
Citigroup, Inc.	2,400	100,200
Wells Fargo & Co.	3,925	189,813
		567,173
Beverages | 2.7%
Molson Coors Brewing Co., Class B	2,975	286,135
Capital Markets | 1.2%
The Charles Schwab Corp.	4,350	121,887
Chemicals | 0.5%
Monsanto Co.	580	50,889
Commercial Services & Supplies | 2.0%
Copart, Inc. (a)	2,200	89,694
Tyco International PLC	3,190	117,105
		206,799
Communications Equipment | 3.9%
Cisco Systems, Inc.	14,505	412,957
Diversified Consumer Services | 1.0%
Houghton Mifflin Harcourt Co. (a)	5,510	109,869
Diversified Financial Services | 3.0%
CBOE Holdings, Inc.	1,650	107,795
Intercontinental Exchange, Inc.	865	203,396
		311,191
Electrical Equipment | 2.8%
Eaton Corp. PLC	2,600	162,656
Rockwell Automation, Inc.	1,115	126,831
		289,487
Energy Equipment & Services | 1.2%
Schlumberger, Ltd.	1,750	129,063
Food & Staples Retailing | 1.7%
CVS Health Corp.	1,730	179,453

Description	Shares	Value
Food Products | 2.9%
Kellogg Co.	4,035	$308,879
Health Care Equipment & Supplies | 1.5%
Stryker Corp.	1,510	162,008
Health Care Providers & Services | 1.4%
Aetna, Inc.	1,320	148,302
Hotels, Restaurants & Leisure | 2.1%
Norwegian Cruise Line Holdings, Ltd. (a)	4,050	223,924
Household Products | 3.6%
The Procter & Gamble Co.	4,615	379,861
Insurance | 3.4%
Aon PLC	1,755	183,310
The Hartford Financial Services Group, Inc.	3,865	178,099
		361,409
Internet Software & Services | 5.9%
Alphabet, Inc.:
Class A (a)	500	381,450
Class C (a)	98	73,005
eBay, Inc. (a)	7,100	169,406
		623,861
IT Services | 3.3%
Fidelity National Information Services, Inc.	1,735	109,843
Visa, Inc., Class A	3,080	235,558
		345,401
Machinery | 0.8%
Parker Hannifin Corp.	750	83,310
Media | 2.4%
The Madison Square Garden Co. Class A (a)	965	160,538
Viacom, Inc., Class B	2,255	93,086
		253,624
Multiline Retail | 1.2%
J.C. Penney Co., Inc. (a)	11,150	123,319
Oil, Gas & Consumable Fuels | 4.2%
Chevron Corp.	1,970	187,938
EOG Resources, Inc.	1,515	109,959
Pioneer Natural Resources Co.	985	138,629
		436,526
Pharmaceuticals | 10.8%
Eli Lilly & Co.	2,380	171,384
Mallinckrodt PLC (a)	2,055	125,930
Pfizer, Inc.	14,185	420,443
Zoetis, Inc.	9,508	421,490
		1,139,247

Description	Shares	Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Real Estate Investment Trusts (REITs) | 2.5%
Corrections Corp. of America REIT	5,923	$189,832
Host Hotels & Resorts, Inc. REIT	4,400	73,480
		263,312
Road & Rail | 1.5%
Union Pacific Corp.	1,910	151,941
Semiconductors & Semiconductor Equipment | 4.9%
Applied Materials, Inc.	6,200	131,316
NXP Semiconductors NV (a)	1,720	139,440
Skyworks Solutions, Inc.	1,100	85,690
Teradyne, Inc.	7,255	156,636
		513,082
Software | 2.5%
Microsoft Corp.	4,665	257,648
Specialty Retail | 4.0%
Advance Auto Parts, Inc.	2,218	355,634
The Gap, Inc.	2,125	62,475
		418,109
Technology Hardware, Storage & Peripherals | 5.0%
Apple, Inc.	4,834	526,858
Textiles, Apparel & Luxury Goods | 0.6%
Deckers Outdoor Corp. (a)	1,050	62,906
Total Common Stocks (Identified cost $9,731,900)		10,049,366
Total Investments l 95.6% (Identified cost $9,731,900) (b)		$10,049,366
Cash and Other Assets in Excess of Liabilities l 4.4%		460,799
Net Assets l 100.0%		$10,510,165

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 97.3%
Aerospace & Defense | 1.4%
B/E Aerospace, Inc.	17,270	$796,492
Air Freight & Logistics | 1.3%
Echo Global Logistics, Inc. (a)	27,310	741,740
Airlines | 1.7%
Alaska Air Group, Inc.	11,870	973,577
Auto Components | 4.5%
Fox Factory Holding Corp. (a)	53,955	853,029
Gentherm, Inc. (a)	12,630	525,282
Modine Manufacturing Co. (a)	65,450	720,604
Tenneco, Inc. (a)	10,155	523,084
		2,621,999
Banks | 8.8%
East West Bancorp, Inc.	23,215	754,023
Home Bancshares, Inc.	26,895	1,101,350
PacWest Bancorp	24,975	927,821
Signature Bank (a)	4,745	645,890
SVB Financial Group (a)	7,870	803,134
Webster Financial Corp.	24,200	868,780
		5,100,998
Biotechnology | 2.2%
Cellectis SA ADR (a)	19,630	539,825
United Therapeutics Corp. (a)	6,585	733,767
		1,273,592
Building Products | 2.4%
Continental Building Products, Inc. (a)	37,870	702,867
PGT, Inc. (a)	70,685	695,541
		1,398,408
Chemicals | 1.8%
Calgon Carbon Corp.	40,180	563,324
Eastman Chemical Co.	6,600	476,718
		1,040,042
Commercial Services & Supplies | 0.9%
Pitney Bowes, Inc.	24,540	528,592
Communications Equipment | 1.0%
Ciena Corp. (a)	29,600	562,992
Construction & Engineering | 0.7%
EMCOR Group, Inc.	8,445	410,427
Consumer Finance | 1.2%
OneMain Holdings, Inc. (a)	25,015	686,161

Description	Shares	Value
Diversified Financial Services | 3.2%
CBOE Holdings, Inc.	13,955	$911,680
Morningstar, Inc.	10,895	961,702
		1,873,382
Electrical Equipment | 2.2%
Generac Holdings, Inc. (a)	17,450	649,838
Regal-Beloit Corp.	10,100	637,209
		1,287,047
Electronic Equipment, Instruments & Components | 4.3%
FLIR Systems, Inc.	32,195	1,060,825
Littelfuse, Inc.	7,915	974,416
Universal Display Corp. (a)	8,470	458,227
		2,493,468
Gas Utilities | 1.5%
New Jersey Resources Corp.	24,440	890,349
Health Care Equipment & Supplies | 1.8%
DENTSPLY SIRONA, Inc.	16,772	1,033,658
Health Care Providers & Services | 1.1%
Team Health Holdings, Inc. (a)	14,955	625,269
Hotels, Restaurants & Leisure | 1.3%
Bloomin’ Brands, Inc.	46,215	779,647
Insurance | 6.5%
Arch Capital Group, Ltd. (a)	14,620	1,039,482
Argo Group International Holdings, Ltd.	17,710	1,016,377
Brown & Brown, Inc.	19,400	694,520
Reinsurance Group of America, Inc.	10,810	1,040,462
		3,790,841
Internet Software & Services | 1.2%
j2 Global, Inc.	11,420	703,244
IT Services | 3.1%
Leidos Holdings, Inc.	15,400	774,928
Vantiv, Inc., Class A (a)	19,235	1,036,382
		1,811,310
Life Sciences Tools & Services | 2.5%
Quintiles Transnational Holdings, Inc. (a)	13,580	884,058
VWR Corp. (a)	21,700	587,202
		1,471,260
Machinery | 4.4%
Altra Industrial Motion Corp.	28,425	789,646
The Toro Co.	5,390	464,187
TriMas Corp. (a)	46,355	812,140
Woodward, Inc.	9,265	481,965
		2,547,938

Description	Shares	Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Media | 5.4%
AMC Networks, Inc., Class A (a)	10,700	$694,858
Cable One, Inc.	1,540	673,180
MDC Partners, Inc., Class A	40,675	959,930
Scholastic Corp.	21,295	795,794
		3,123,762
Multi-Utilities | 1.7%
CMS Energy Corp.	22,685	962,751
Oil, Gas & Consumable Fuels | 3.4%
Matador Resources Co. (a)	29,300	555,528
Memorial Resource Development Corp. (a)	55,855	568,604
Newfield Exploration Co. (a)	25,600	851,200
		1,975,332
Pharmaceuticals | 0.7%
Phibro Animal Health Corp., Class A	15,005	405,735
Professional Services | 0.6%
On Assignment, Inc. (a)	9,385	346,494
Real Estate Investment Trusts (REITs) | 7.2%
DCT Industrial Trust, Inc. REIT	25,015	987,342
Extra Space Storage, Inc. REIT	10,705	1,000,489
Kilroy Realty Corp. REIT	17,295	1,070,042
Tanger Factory Outlet Centers, Inc. REIT	30,690	1,116,809
		4,174,682
Real Estate Management & Development | 0.9%
Jones Lang LaSalle, Inc.	4,585	537,912
Semiconductors & Semiconductor Equipment | 2.3%
M/A-COM Technology Solutions Holdings, Inc. (a)	16,185	708,741
Microsemi Corp. (a)	16,725	640,735
		1,349,476
Software | 4.7%
BroadSoft, Inc. (a)	17,400	702,090
Pegasystems, Inc.	28,215	716,097
RealPage, Inc. (a)	34,200	712,728
Red Hat, Inc. (a)	8,300	618,433
		2,749,348
Specialty Retail | 3.6%
Advance Auto Parts, Inc.	4,215	675,833
Chico’s FAS, Inc.	62,080	823,801
Sally Beauty Holdings, Inc. (a)	17,710	573,450
		2,073,084
Technology Hardware, Storage & Peripherals | 1.1%
NCR Corp. (a)	21,635	647,536

Description	Shares	Value
Textiles, Apparel & Luxury Goods | 1.5%
Steven Madden, Ltd. (a)	23,810	$881,922
Trading Companies & Distributors | 3.2%
Beacon Roofing Supply, Inc. (a)	15,700	643,857
MSC Industrial Direct Co., Inc. Class A	7,800	595,218
United Rentals, Inc. (a)	9,885	614,748
		1,853,823
Total Common Stocks
(Identified cost $52,455,760)		56,524,290
Short-Term Investment | 3.4%
State Street Institutional Treasury Money Market Fund (Identified cost $1,992,504)	1,992,504	1,992,504
Total Investments l 100.7% (Identified cost $54,448,264) (b)		$58,516,794
Liabilities in Excess of Cash and Other Assets l (0.7)%		(393,348)
Net Assets l 100.0%		$58,123,446

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks | 95.8%
Australia | 1.7%
Caltex Australia, Ltd.	444,036	$11,579,588
Austria | 0.5%
UNIQA Insurance Group AG	500,818	3,520,153
Belgium | 4.0%
Anheuser-Busch InBev SA/NV	170,212	21,159,999
KBC Groep NV	115,221	5,943,870
		27,103,869
Brazil | 1.3%
BB Seguridade Participacoes SA	1,031,800	8,522,648
Canada | 2.1%
MacDonald Dettwiler & Associates, Ltd.	92,200	5,856,785
National Bank of Canada	255,300	8,352,414
		14,209,199
Denmark | 1.2%
Carlsberg A/S, Class B	83,458	7,952,629
Finland | 1.9%
Sampo Oyj, A Shares	270,670	12,855,726
France | 8.1%
Cap Gemini SA	149,006	14,001,761
Iliad SA	26,200	6,742,204
TOTAL SA	143,744	6,552,465
Valeo SA	88,674	13,803,411
Vinci SA	177,615	13,232,015
		54,331,856
Germany | 2.5%
Bayer AG	145,442	17,095,987
Ireland | 4.6%
James Hardie Industries PLC	530,419	7,261,747
Ryanair Holdings PLC Sponsored ADR	78,423	6,730,262
Shire PLC	304,290	17,302,266
		31,294,275
Israel | 2.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	272,540	14,583,615
Italy | 2.1%
Atlantia SpA	254,028	7,044,353
Azimut Holding SpA	301,232	6,941,130
		13,985,483
Japan | 19.4%
ABC-Mart, Inc.	117,600	7,533,840
Daiwa House Industry Co., Ltd.	768,400	21,615,837
Don Quijote Holdings Co., Ltd.	403,500	14,018,259

Description	Shares	Value
Isuzu Motors, Ltd.	539,900	$5,574,337
Japan Tobacco, Inc.	262,500	10,938,958
KDDI Corp.	575,200	15,363,199
Makita Corp.	109,000	6,760,140
Seven & I Holdings Co., Ltd.	277,400	11,811,283
SoftBank Group Corp.	190,600	9,087,561
Sony Corp.	395,000	10,153,583
Sumitomo Mitsui Financial Group, Inc.	394,300	11,953,899
United Arrows, Ltd.	146,300	6,051,149
		130,862,045
Luxembourg | 0.7%
RTL Group SA	58,968	4,994,900
Netherlands | 5.5%
Koninklijke KPN NV	1,807,647	7,575,641
Royal Dutch Shell PLC, A Shares	567,386	13,723,045
Wolters Kluwer NV	385,877	15,403,255
		36,701,941
Norway | 1.4%
Telenor ASA	584,522	9,458,651
Philippines | 0.8%
Alliance Global Group, Inc.	15,534,600	5,566,748
Spain | 1.1%
Red Electrica Corporacion SA	81,689	7,092,382
Sweden | 3.4%
Assa Abloy AB, Class B	678,061	13,380,393
Swedbank AB, A Shares	440,122	9,482,011
		22,862,404
Switzerland | 6.4%
Credit Suisse Group AG	358,535	5,074,787
Novartis AG	336,063	24,360,242
Wolseley PLC	238,805	13,510,120
		42,945,149
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	509,400	13,346,280
Thailand | 0.6%
Krung Thai Bank Public Co. Ltd. (c)	8,002,400	4,253,692
Turkey | 1.3%
Turkcell Iletisim Hizmetleri AS	2,084,109	8,764,530
United Kingdom | 18.1%
BHP Billiton PLC	368,210	4,139,770
British American Tobacco PLC	322,509	18,945,015
Direct Line Insurance Group PLC	1,019,511	5,420,734
Howden Joinery Group PLC	652,025	4,477,265
Informa PLC	900,712	8,977,910

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
J Sainsbury PLC	2,069,882	$8,214,030
Lloyds Banking Group PLC	14,922,165	14,578,011
Provident Financial PLC	184,746	7,867,369
Prudential PLC	844,538	15,780,701
RELX PLC	678,674	12,613,200
Rexam PLC	1,235,816	11,253,118
Unilever PLC	208,960	9,461,240
		121,728,363
United States | 2.9%
Aon PLC	117,875	12,312,044
Signet Jewelers, Ltd. (c)	60,250	7,472,808
		19,784,852
Total Common Stocks (Identified cost $563,790,482)		645,396,965
Short-Term Investment | 2.6%
State Street Institutional Treasury Money Market Fund (Identified cost $17,299,827)	17,299,827	17,299,827
Total Investments l 98.4% (Identified cost $581,090,309) (b)		$662,696,792
Cash and Other Assets in Excess of Liabilities l 1.6%		10,569,420
Net Assets l 100.0%		$673,266,212

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 96.8%
Argentina | 0.8%
YPF SA Sponsored ADR	412,434	$7,374,320
Brazil | 9.8%
Ambev SA ADR	2,877,800	14,907,004
Banco do Brasil SA	3,311,566	18,208,018
BB Seguridade Participacoes SA	2,091,700	17,277,402
CCR SA	3,166,800	12,356,654
CEMIG SA Sponsored ADR	555,700	1,255,882
Cielo SA	1,989,212	19,346,361
Localiza Rent a Car SA	768,615	6,353,021
Natura Cosmeticos SA	555,800	4,102,438
Via Varejo SA	1,035,700	1,604,397
		95,411,177
China | 15.8%
AAC Technologies Holdings, Inc.	1,185,000	9,066,208
Baidu, Inc. Sponsored ADR (a)	167,000	31,876,960
China Construction Bank Corp., Class H	56,200,390	35,934,170
China Mobile, Ltd. Sponsored ADR	484,249	26,851,607
China Shenhua Energy Co., Ltd., Class H	4,444,829	7,001,852
CNOOC, Ltd.	9,962,000	11,776,127
NetEase, Inc. ADR	167,700	24,078,366
Weichai Power Co., Ltd., Class H	6,947,932	7,747,441
		154,332,731
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	2,463,381	8,745,003
Hong Kong | 0.5%
Huabao International Holdings, Ltd. (a)	11,981,000	4,509,855
Hungary | 1.7%
OTP Bank Nyrt.	671,723	16,866,308
India | 9.7%
Axis Bank, Ltd.	2,743,029	18,453,236
Bajaj Auto, Ltd.	227,709	8,260,243
Bharat Heavy Electricals, Ltd.	2,466,658	4,238,826
HCL Technologies, Ltd.	1,069,114	13,131,750
Hero MotoCorp, Ltd.	341,095	15,143,181
Punjab National Bank	5,781,363	7,411,948
Tata Consultancy Services, Ltd.	740,869	28,304,558
		94,943,742
Indonesia | 7.6%
PT Astra International Tbk	22,632,200	12,374,318
PT Bank Mandiri (Persero) Tbk	23,633,529	18,357,869
PT Semen Indonesia (Persero) Tbk	10,035,600	7,700,771

Description	Shares	Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	582,900	$29,640,465
PT United Tractors Tbk	5,432,840	6,268,662
		74,342,085
Macau | 0.8%
Wynn Macau, Ltd. (a)	4,769,600	7,378,190
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	481,000	6,662,371
Mexico | 2.8%
America Movil SAB de CV, Class L Sponsored ADR	467,900	7,266,487
Grupo Mexico SAB de CV, Series B	4,048,597	9,766,977
Kimberly-Clark de Mexico SAB de CV, Series A	4,203,262	10,154,693
Telesites SAB de CV (a)	417,700	235,720
		27,423,877
Pakistan | 1.7%
Habib Bank, Ltd.	4,290,100	7,017,445
Oil & Gas Development Co., Ltd.	3,227,000	3,533,893
Pakistan Petroleum, Ltd.	5,062,402	6,187,703
		16,739,041
Philippines | 1.3%
Philippine Long Distance Telephone Co. Sponsored ADR	302,000	13,079,620
Russia | 8.9%
ALROSA PAO (a)	6,613,700	6,902,620
Gazprom PAO Sponsored ADR	3,402,719	14,675,927
Lukoil PJSC Sponsored ADR	416,588	16,003,228
Magnit PJSC Sponsored GDR	52,115	2,081,994
Magnit PJSC Sponsored GDR (c), (d)	108,375	4,329,581
MegaFon OAO GDR	71,067	781,737
MegaFon OAO GDR (c), (d)	421,946	4,641,406
Mobile TeleSystems PJSC Sponsored ADR	1,376,720	11,137,665
Sberbank of Russia PJSC (a)	15,904,818	25,988,409
		86,542,567
South Africa | 7.9%
Imperial Holdings, Ltd.	690,231	7,031,462
Nedbank Group, Ltd.	581,265	7,647,835
PPC, Ltd.	3,245,259	2,681,714
Sanlam, Ltd.	1,998,840	9,272,749
Shoprite Holdings, Ltd.	1,213,593	14,271,714
Standard Bank Group, Ltd.	967,762	8,684,048
The Bidvest Group, Ltd.	396,904	10,027,614
Vodacom Group, Ltd.	742,666	8,075,196
Woolworths Holdings, Ltd.	1,601,682	9,728,072
		77,420,404

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
South Korea | 12.7%
Coway Co., Ltd.	148,635	$12,542,215
Hanwha Life Insurance Co., Ltd.	1,877,536	10,999,905
Hyundai Mobis Co., Ltd.	73,517	16,007,112
KB Financial Group, Inc.	353,101	9,834,091
KT&G Corp.	76,013	7,311,499
Samsung Electronics Co., Ltd.	27,418	31,455,418
Shinhan Financial Group Co., Ltd.	636,043	22,525,132
SK Hynix, Inc.	530,023	13,046,649
		123,722,021
Taiwan | 5.6%
Hon Hai Precision Industry Co., Ltd.	4,172,138	10,992,956
Taiwan Semiconductor Manufacturing Co., Ltd.	8,778,642	44,187,796
		55,180,752
Thailand | 2.9%
CP All Public Co. Ltd. (c)	6,011,300	7,817,424
Kasikornbank Public Co. Ltd.	1,592,636	7,922,436
PTT Exploration & Production Public Co. Ltd. (c)	2,698,435	5,388,432
The Siam Cement Public Co. Ltd.	542,850	7,221,541
		28,349,833
Turkey | 4.7%
Akbank TAS	4,746,880	13,510,532
KOC Holding AS	2,182,014	11,081,205
Turkcell Iletisim Hizmetleri AS	2,695,246	11,334,610
Turkiye Is Bankasi AS, C Shares	6,055,516	10,014,446
		45,940,793
Total Common Stocks
(Identified cost $1,088,080,199)		944,964,690
Short-Term Investment | 4.2%
State Street Institutional Treasury Money Market Fund (Identified cost $41,331,310)	41,331,310	41,331,310
Total Investments l 101.0% (Identified cost $1,129,411,509) (b)		$986,296,000
Liabilities in Excess of Cash and Other Assets l (1.0)%		(10,102,198)
Net Assets l 100.0%		$976,193,802

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio
Common Stocks | 71.0%
Australia | 2.6%
Amcor, Ltd.	57,786	$635,646
Aristocrat Leisure, Ltd.	30,750	242,785
Blackmores, Ltd.	2,422	328,894
carsales.com, Ltd.	26,374	237,752
CSL, Ltd.	19,740	1,534,960
Evolution Mining, Ltd.	352,592	410,825
Magellan Financial Group, Ltd.	30,994	538,842
OZ Minerals, Ltd.	60,631	233,778
Qantas Airways, Ltd.	268,539	837,804
Regis Resources, Ltd.	56,868	106,365
Sandfire Resources NL	43,173	188,968
Telstra Corp., Ltd.	170,830	697,962
Wesfarmers, Ltd.	4,854	154,228
		6,148,809
Austria | 0.1%
Erste Group Bank AG (a)	9,975	280,359
Belgium | 0.7%
Anheuser-Busch InBev SA/NV Sponsored ADR	10,440	1,301,450
KBC Groep NV	1,678	86,563
Telenet Group Holding NV (a)	4,932	249,655
		1,637,668
Canada | 2.8%
Canadian National Railway Co.	12,165	760,201
Canadian Pacific Railway, Ltd.	3,857	512,435
Cascades, Inc.	20,024	132,132
Centerra Gold, Inc.	35,900	166,681
CI Financial Corp.	4,679	103,397
Cogeco Communications, Inc.	4,020	214,379
Colliers International Group, Inc.	3,471	131,517
Constellation Software, Inc.	785	321,429
Dollarama, Inc.	17,005	1,196,602
FirstService Corp.	5,727	235,209
Imperial Oil, Ltd.	3,216	107,444
Intact Financial Corp.	10,538	737,802
Magna International, Inc.	16,664	716,344
Metro, Inc.	9,068	314,613
Open Text Corp.	4,525	234,412
Transcontinental, Inc.Class A	28,922	458,298
Uni-Select, Inc.	7,810	336,454
		6,679,349
Denmark | 0.7%
Carlsberg A/S Class B Sponsored ADR	28,075	538,759

Description	Shares	Value
Coloplast A/S, Class B	1,234	$93,504
Novo Nordisk A/S Sponsored ADR	10,595	574,143
Novo Nordisk A/S, Class B	5,539	300,444
Vestas Wind Systems A/S	3,103	218,918
		1,725,768
Finland | 0.8%
Elisa Oyj	4,977	193,516
Kone Oyj, Class B	11,323	545,785
Sampo Oyj, A Shares ADR	44,040	1,043,748
		1,783,049
France | 0.8%
Airbus Group SE	17,755	1,178,869
BNP Paribas SA	3,465	174,391
Electricite de France SA	7,558	84,833
Engie SA	3,998	62,053
Orange SA	6,301	110,381
Sopra Steria Group	1,064	125,734
TOTAL SA	3,823	174,268
		1,910,529
Germany | 0.9%
Continental AG Sponsored ADR	13,845	627,871
Daimler AG	1,394	106,865
Deutsche Lufthansa AG (a)	7,288	117,802
ProSiebenSat.1 Media SE	4,010	206,178
Stroeer SE & Co. KGaA	1,700	106,877
Suedzucker AG	5,252	92,602
Symrise AG ADR	48,270	807,557
		2,065,752
Hong Kong | 1.9%
CLP Holdings, Ltd.	43,500	393,933
Henderson Land Development Co., Ltd.	42,000	257,446
HK Electric Investments & HK Electric Investments, Ltd.	273,500	240,452
Hongkong Land Holdings, Ltd.	20,700	123,993
Link Real Estate Investment Trust	257,500	1,525,279
PCCW, Ltd.	517,000	333,232
Swire Pacific, Ltd., Class A	18,000	193,868
The Wharf Holdings, Ltd.	167,000	912,786
Wheelock & Co., Ltd.	94,000	419,873
		4,400,862
Ireland | 0.6%
Paddy Power Betfair PLC	687	95,760
Ryanair Holdings PLC Sponsored ADR	2,079	178,420
Shire PLC ADR	7,385	1,269,481
		1,543,661

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Israel | 0.6%
Bank Hapoalim BM	19,750	$102,529
Check Point Software Technologies, Ltd. (a)	3,680	321,890
Israel Discount Bank, Ltd., Class A (a)	82,275	139,306
Orbotech, Ltd. (a)	12,816	304,764
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	11,690	625,532
		1,494,021
Italy | 0.4%
Davide Campari-Milano SpA ADR	149,990	730,451
Moncler SpA	4,545	76,801
Saras SpA (a)	54,181	86,992
		894,244
Japan | 6.2%
Ai Holdings Corp.	4,900	142,152
Alfresa Holdings Corp.	6,800	130,447
Astellas Pharma, Inc.	9,500	126,321
Canon, Inc.	3,400	101,355
Central Japan Railway Co.	400	70,745
Chubu Electric Power Co., Inc.	7,700	107,517
CKD Corp.	8,100	66,861
Daito Trust Construction Co., Ltd.	5,900	837,727
Daiwa House Industry Co., Ltd.	4,600	129,402
Daiwa House Industry Co., Ltd. ADR	42,620	1,198,474
Electric Power Development Co., Ltd.	3,600	112,435
Fuji Heavy Industries, Ltd.	6,900	243,703
Fujitsu General, Ltd.	5,000	77,169
Haseko Corp.	10,200	94,981
Heiwa Corp.	5,000	103,647
IT Holdings Corp.	5,400	127,821
Japan Airlines Co., Ltd.	8,300	303,990
JTEKT Corp.	27,700	359,341
JVC Kenwood Corp.	30,600	79,120
Kakaku.com, Inc.	5,900	109,565
Kaken Pharmaceutical Co., Ltd.	1,700	102,866
KDDI Corp. ADR	67,605	901,851
Kubota Corp.	4,400	60,070
Kumagai Gumi Co., Ltd.	33,000	83,860
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,400	84,937
Marubeni Corp.	33,600	170,172
Mazda Motor Corp.	7,300	113,283
Medipal Holdings Corp.	30,300	479,760
Megmilk Snow Brand Co., Ltd.	5,000	125,683
Mitsubishi Electric Corp.	11,000	115,283
Mitsubishi Gas Chemical Co., Inc.	22,000	118,459
Mitsubishi UFJ Financial Group, Inc.	116,800	541,216

Description	Shares	Value
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,430	$58,949
Mitsui Chemicals, Inc.	49,000	163,268
Murata Manufacturing Co., Ltd.	11,200	1,350,429
Nagoya Railroad Co., Ltd.	24,000	112,168
Nippon Telegraph & Telephone Corp.	12,200	525,528
Nissan Motor Co., Ltd.	43,200	399,776
Nitto Denko Corp.	1,600	88,953
NTT Data Corp.	3,300	165,667
Rohto Pharmaceutical Co., Ltd.	6,400	116,576
Ryohin Keikaku Co., Ltd. ADR	11,815	502,019
Sanyo Special Steel Co., Ltd.	16,000	73,073
Shimadzu Corp.	8,000	125,461
Shionogi & Co., Ltd.	3,300	155,317
Sompo Japan Nipponkoa Holdings, Inc.	12,100	342,750
Sumitomo Chemical Co., Ltd.	30,000	135,679
Sumitomo Mitsui Financial Group, Inc.	48,300	1,464,300
Sumitomo Osaka Cement Co., Ltd.	33,000	129,601
Sumitomo Rubber Industries, Ltd.	6,600	101,981
Suzuken Co., Ltd.	6,600	224,310
Taikisha, Ltd.	6,000	144,689
TDK Corp.	2,000	111,067
The San-In Godo Bank, Ltd.	22,900	141,618
Ube Industries, Ltd.	141,000	249,314
West Japan Railway Co.	2,400	148,186
Yokogawa Electric Corp.	10,900	112,637
		14,563,529
Malta | 0.1%
Unibet Group PLC SDR	12,564	142,614
Netherlands | 1.2%
Aegon NV	18,712	102,927
Euronext NV	3,021	125,438
Koninklijke Ahold NV	5,084	114,371
NN Group NV	11,375	372,194
NXP Semiconductors NV (a)	7,645	619,780
Royal Dutch Shell PLC, A Shares	18,599	451,636
Wolters Kluwer NV	2,752	109,853
Wolters Kluwer NV Sponsored ADR	25,270	1,011,305
		2,907,504
New Zealand | 0.5%
Air New Zealand, Ltd.	193,822	383,153
Fisher & Paykel Healthcare Corp., Ltd., Class C	33,170	224,686
Spark New Zealand, Ltd.	239,833	605,070
		1,212,909
Norway | 1.5%
Det Norske Oljeselskap ASA (a)	24,286	181,968

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
DNB ASA	10,140	$119,907
Statoil ASA	190,969	3,007,150
Telenor ASA	10,033	162,353
		3,471,378
Portugal | 0.0%
Altri SGPS SA	19,794	86,378
Puerto Rico | 0.0%
EVERTEC, Inc.	7,381	103,186
Singapore | 1.2%
Ascendas Real Estate Investment Trust	181,100	321,126
Broadcom, Ltd.	1,664	257,088
CapitaLand, Ltd.	196,100	446,657
ComfortDelGro Corp., Ltd.	254,000	550,269
Singapore Airlines, Ltd.	22,700	192,331
United Overseas Bank, Ltd.	68,800	963,205
		2,730,676
South Africa | 0.0%
Mediclinic International PLC	9,107	117,196
Spain | 0.4%
Banco Santander SA	25,175	110,977
Bolsas y Mercados Espanoles SA	2,469	79,649
CaixaBank SA	134,616	397,807
Corporacion Financiera Alba SA	1,257	48,631
Iberdrola SA	43,381	289,318
Merlin Properties Socimi SA REIT	8,177	95,093
		1,021,475
Sweden | 0.6%
Assa Abloy AB ADR	104,240	1,020,510
Axfood AB	12,937	239,035
Intrum Justitia AB	3,718	131,166
		1,390,711
Switzerland | 1.2%
Actelion, Ltd.	831	124,190
Actelion, Ltd. ADR	31,575	1,179,326
Chocoladefabriken Lindt & Spruengli AG	20	123,967
dorma+kaba Holding AG	198	126,536
Roche Holding AG	4,992	1,228,856
		2,782,875
United Kingdom | 5.6%
Admiral Group PLC	7,349	209,306
Auto Trader Group PLC	43,787	245,267
Bellway PLC	11,415	430,035
Berendsen PLC	9,349	161,533
Berkeley Group Holdings PLC	2,467	114,021

Description	Shares	Value
British American Tobacco PLC Sponsored ADR	9,205	$1,076,157
BT Group PLC	123,790	783,179
Centrica PLC	189,580	619,991
Cineworld Group PLC	25,845	199,519
Compass Group PLC	18,658	329,074
Compass Group PLC Sponsored ADR	44,920	800,924
Debenhams PLC	131,113	141,610
easyJet PLC	4,590	100,138
Essentra PLC	6,324	75,160
Greggs PLC	10,621	165,815
Hargreaves Lansdown PLC	20,399	393,766
International Consolidated Airlines Group SA Sponsored ADR	3,315	132,401
ITV PLC	33,675	116,658
Micro Focus International PLC	9,128	205,828
Moneysupermarket.com Group PLC	63,844	291,318
National Grid PLC	8,702	123,383
Next PLC	1,750	135,726
Petrofac, Ltd.	9,264	122,543
Provident Financial PLC	4,333	184,520
Provident Financial PLC Sponsored ADR	11,795	502,467
Prudential PLC ADR	19,765	735,258
RELX NV	1	17
RELX NV Sponsored ADR	60,745	1,064,860
Rentokil Initial PLC	395,136	1,003,364
SSE PLC	79,405	1,701,557
Subsea 7 SA (a)	16,646	123,279
Unilever PLC Sponsored ADR	11,500	519,570
WH Smith PLC	7,649	199,723
William Hill PLC	19,598	92,043
		13,100,010
United States | 39.6%
3M Co.	11,286	1,880,586
AbbVie, Inc.	3,972	226,881
Accenture PLC, Class A	7,570	873,578
Air Lease Corp.	12,501	401,532
Alaska Air Group, Inc.	3,849	315,695
Allison Transmission Holdings, Inc.	4,181	112,803
Alphabet, Inc., Class A (a)	1,879	1,433,489
Alphabet, Inc., Class C (a)	1,070	797,096
Altria Group, Inc.	2,120	132,839
Amazon.com Inc. (a)	297	176,311
AMC Networks, Inc., Class A (a)	1,703	110,593
Amdocs, Ltd.	3,051	184,341
American Electric Power Co., Inc.	23,945	1,589,948
American International Group, Inc.	1,281	69,238

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Amgen, Inc.	8,772	$1,315,186
Aon PLC	8,777	916,758
Apple, Inc.	17,948	1,956,153
Applied Materials, Inc.	25,440	538,819
Arista Networks, Inc. (a)	3,716	234,480
AT&T, Inc.	59,240	2,320,431
Automatic Data Processing, Inc.	1,497	134,296
AutoZone, Inc. (a)	850	677,186
AVG Technologies NV (a)	3,878	80,469
Avon Products, Inc.	49,667	238,898
Ball Corp.	1,137	81,057
Bank of America Corp.	96,455	1,304,072
Baxter International, Inc.	3,087	126,814
Biogen, Inc. (a)	1,143	297,546
Bristol-Myers Squibb Co.	9,190	587,057
Cadence Design Systems, Inc. (a)	6,285	148,200
Carnival Corp.	4,777	252,082
CBOE Holdings, Inc.	5,243	342,525
CBRE Group, Inc., Class A (a)	16,425	473,368
Centene Corp. (a)	3,255	200,410
Cigna Corp.	773	106,087
Cirrus Logic, Inc. (a)	6,564	238,995
Cisco Systems, Inc.	45,874	1,306,033
Citigroup, Inc.	21,983	917,790
Coca-Cola Enterprises, Inc.	15,566	789,819
Colgate-Palmolive Co.	2,181	154,088
Comcast Corp., Class A	17,984	1,098,463
CR Bard, Inc.	1,825	369,873
CVS Health Corp.	9,610	996,845
Darden Restaurants, Inc.	4,049	268,449
Delta Air Lines, Inc.	7,906	384,864
Dr Pepper Snapple Group, Inc.	7,307	653,392
Eaton Corp. PLC	8,550	534,888
Edison International	5,174	371,959
Emerson Electric Co.	3,225	175,376
EOG Resources, Inc.	5,705	414,069
Everest Re Group, Ltd.	5,697	1,124,759
Exelon Corp.	39,814	1,427,730
Express Scripts Holding Co. (a)	4,475	307,388
Facebook, Inc., Class A (a)	7,416	846,166
FactSet Research Systems, Inc.	2,802	424,587
Fidelity National Information Services, Inc.	7,750	490,652
Fifth Third Bancorp	31,267	521,846
First NBC Bank Holding Co. (a)	10,632	218,913
Foot Locker, Inc.	5,692	367,134
General Dynamics Corp.	2,105	276,534

Description	Shares	Value
General Electric Co.	7,411	$235,596
General Motors Co.	6,534	205,364
Gilead Sciences, Inc.	6,617	607,838
Global Payments, Inc.	5,439	355,167
HCA Holdings, Inc. (a)	9,325	727,816
HealthSouth Corp.	3,036	114,245
HFF, Inc., Class A	5,402	148,717
Honeywell International, Inc.	14,320	1,604,556
ICON PLC (a)	1,751	131,500
Intel Corp.	53,994	1,746,706
Intercontinental Exchange, Inc.	3,144	739,280
International Paper Co.	3,780	155,131
Intuit, Inc.	1,198	124,604
JetBlue Airways Corp. (a)	12,288	259,523
Johnson & Johnson	26,476	2,864,703
JPMorgan Chase & Co.	23,965	1,419,207
KB Home	8,320	118,810
Kellogg Co.	4,085	312,707
KeyCorp.	38,632	426,497
Lincoln National Corp.	7,552	296,038
Lockheed Martin Corp.	758	167,897
Lowe’s Cos., Inc.	17,018	1,289,113
Marathon Petroleum Corp.	2,038	75,773
Marsh & McLennan Cos., Inc.	2,750	167,173
Masco Corp.	11,754	369,663
MasterCard, Inc., Class A	8,815	833,017
McDonald’s Corp.	5,086	639,208
McGraw Hill Financial, Inc.	8,431	834,500
McKesson Corp.	3,150	495,337
Mead Johnson Nutrition Co.	4,870	413,804
MetLife, Inc.	31,418	1,380,507
Mettler-Toledo International, Inc. (a)	485	167,209
Michael Kors Holdings, Ltd. (a)	4,079	232,340
Microsoft Corp.	41,692	2,302,649
Molson Coors Brewing Co., Class B	8,251	793,581
Monsanto Co.	6,100	535,214
Motorola Solutions, Inc.	1,698	128,539
National Fuel Gas Co.	4,711	235,786
NetApp, Inc.	2,258	61,621
NIKE, Inc., Class B	16,870	1,036,999
Nordstrom, Inc.	6,343	362,883
Northrop Grumman Corp.	812	160,695
O’Reilly Automotive, Inc. (a)	4,627	1,266,225
Orbital ATK, Inc.	1,721	149,624
PepsiCo, Inc.	19,486	1,996,925
PerkinElmer, Inc.	2,494	123,353
Phillips 66	2,913	252,237

Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Pinnacle Entertainment, Inc. (a)	5,045	$177,079
Pinnacle West Capital Corp.	2,786	209,145
Piper Jaffray Cos., Inc. (a)	8,430	417,791
Premier, Inc., Class A (a)	8,966	299,106
Public Service Enterprise Group, Inc.	12,000	565,680
PVH Corp.	1,577	156,218
Quintiles Transnational Holdings, Inc. (a)	18,980	1,235,598
Raytheon Co.	4,015	492,359
Regions Financial Corp.	16,014	125,710
Reynolds American, Inc.	24,647	1,239,991
Rockwell Automation, Inc.	9,017	1,025,684
Rockwell Collins, Inc.	3,571	329,282
Ross Stores, Inc.	14,819	858,020
Schlumberger, Ltd.	16,990	1,253,012
Simon Property Group, Inc. REIT	4,121	855,890
Skyworks Solutions, Inc.	1,858	144,738
Spirit AeroSystems Holdings, Inc., Class A (a)	2,438	110,588
Starbucks Corp.	22,902	1,367,249
Target Corp.	2,258	185,788
Tesoro Corp.	1,619	139,250
The Charles Schwab Corp.	18,530	519,211
The Clorox Co.	2,998	377,928
The Dow Chemical Co.	4,779	243,060
The Estee Lauder Cos., Inc., Class A	1,545	145,709
The Kroger Co.	35,929	1,374,284
The Procter & Gamble Co.	9,355	770,010
The Southern Co.	11,571	598,568
The TJX Cos., Inc.	6,038	473,077
The Walt Disney Co.	12,071	1,198,771
Thermo Fisher Scientific, Inc.	7,158	1,013,501
Time Warner, Inc.	17,164	1,245,248
Time, Inc.	8,505	131,317
Triumph Group, Inc.	4,863	153,087
Tyco International PLC	11,820	433,912
Tyson Foods, Inc., Class A	5,773	384,828
Union Pacific Corp.	5,450	433,547
United Technologies Corp.	4,430	443,443
UnitedHealth Group, Inc.	3,778	486,984
Universal Health Services, Inc., Class B	2,290	285,609
Unum Group	22,425	693,381
Validus Holdings, Ltd.	1,882	88,812
Verizon Communications, Inc.	51,975	2,810,808
Visa, Inc., Class A	15,041	1,150,336
Wabash National Corp. (a)	5,867	77,444
Waters Corp. (a)	2,422	319,510
Whirlpool Corp.	1,014	182,865

Description	Shares	Value
Wyndham Worldwide Corp.	2,396	$183,126
Xcel Energy, Inc.	10,129	423,595
Zoetis, Inc.	24,435	1,083,204
		93,296,666
Total Common Stocks
(Identified cost $161,668,664)		167,491,178
Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 8.9%
Australia | 0.7%
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	1,220	$950,319
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	827	652,005
			1,602,324
Belgium | 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.375%, 01/25/18	CAD	1,065	831,844
2.650%, 02/01/21	USD	435	447,196
			1,279,040
Canada | 1.2%
Suncor Energy, Inc., 6.100%, 06/01/18	USD	525	561,306
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	1,300	1,320,739
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	325	329,451
2.621%, 12/22/21	CAD	720	575,196
			2,786,692
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	400	489,868
France | 0.1%
Orange SA, 5.375%, 07/08/19	USD	195	216,927
Germany | 0.7%
BMW Finance NV, 3.375%, 12/14/18	GBP	645	973,550
Daimler Finance North America LLC, 3.875%, 09/15/21	USD	575	615,898
			1,589,448

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Italy | 0.3%
Atlantia SpA, 4.375%, 09/16/25	EUR	395	$574,114
Mexico | 0.2%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	7,000	392,012
Netherlands | 0.2%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	660	489,408
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	300	253,805
Norway | 0.3%
Statoil ASA, 3.700%, 03/01/24	USD	445	464,990
Telenor ASA, 1.750%, 05/22/18	USD	200	200,674
			665,664
United Kingdom | 0.9%
Abbey National Treasury Services PLC, 5.125%, 04/14/21	GBP	510	849,641
Centrica PLC, 7.000%, 09/19/18	GBP	100	161,766
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	372	615,382
SSE PLC, 5.000%, 10/01/18	GBP	370	577,080
			2,203,869
United States | 3.5%
Apple, Inc., 3.850%, 05/04/43	USD	830	807,269
General Electric Co., 5.500%, 02/01/17	NZD	305	215,030
Google, Inc., 3.625%, 05/19/21	USD	330	363,523
John Deere Canada Funding, Inc.:
2.300%, 01/17/18	CAD	290	226,293
2.050%, 09/17/20	CAD	475	368,260
John Deere Capital Corp., 2.300%, 09/16/19	USD	200	204,934
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	435	480,289
Morgan Stanley, 2.500%, 01/24/19	USD	835	849,737
Description	Security Currency	Principal Amount (000)	Value
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	5,480	$674,193
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	935	674,879
3.625%, 01/22/23	USD	575	593,240
The Home Depot, Inc., 2.625%, 06/01/22	USD	615	636,347
Union Pacific Corp., 4.163%, 07/15/22	USD	620	693,774
Valero Energy Corp., 6.125%, 02/01/20	USD	249	273,495
Verizon Communications, Inc., 4.400%, 11/01/34	USD	780	788,716
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	525	425,578
			8,275,557
Total Corporate Bonds
(Identified cost $21,116,940)			20,818,728
Foreign Government Obligations | 14.0%
Australia | 1.1%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	895	787,313
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	1,305	1,216,880
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	705	656,458
			2,660,651
Bahamas | 0.5%
Commonwealth of Bahamas:
5.750%, 01/16/24	USD	270	277,425
6.950%, 11/20/29	USD	835	944,385
			1,221,810
Bermuda | 0.6%
Government of Bermuda:
5.603%, 07/20/20	USD	1,040	1,141,400
4.138%, 01/03/23	USD	300	303,227
			1,444,627
Canada | 4.3%
Canada Government Bond, 1.125%, 03/19/18	USD	1,225	1,231,872
Canada Housing Trust No. 1, 1.250%, 12/15/20	CAD	3,360	2,607,024
City of Vancouver, 2.900%, 11/20/25	CAD	415	329,668
Province of Alberta, 4.000%, 12/01/19	CAD	2,030	1,718,439
Province of British Columbia, 3.700%, 12/18/20	CAD	1,455	1,245,166
Province of Ontario:
2.450%, 06/29/22	USD	900	923,401

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
1.950%, 01/27/23	CAD	860	$669,651
Province of Quebec, 3.500%, 07/29/20	USD	1,245	1,341,856
			10,067,077
Chile | 0.3%
Republic of Chile, 1.625%, 01/30/25	EUR	600	706,878
Colombia | 0.3%
Republic of Colombia, 2.625%, 03/15/23	USD	650	604,500
Ireland | 0.5%
Irish Treasury, 3.400%, 03/18/24	EUR	905	1,259,377
Mexico | 1.0%
Mexican Bonos:
4.750%, 06/14/18	MXN	19,140	1,113,015
6.500%, 06/09/22	MXN	9,260	561,426
United Mexican States, 6.750%, 02/06/24	GBP	470	798,231
			2,472,672
New Zealand | 0.6%
New Zealand Government Bonds:
3.000%, 04/15/20	NZD	1,560	1,111,993
6.000%, 05/15/21	NZD	400	313,998
			1,425,991
Norway | 1.0%
Oslo Kommune:
4.900%, 11/04/19	NOK	2,000	270,838
3.550%, 02/12/21	NOK	4,000	526,424
2.450%, 05/24/23	NOK	2,000	252,270
3.650%, 11/08/23	NOK	2,000	273,122
2.350%, 09/04/24	NOK	4,000	497,275
2.400%, 02/13/30	NOK	4,000	489,136
			2,309,065
Panama | 0.3%
Republic of Panama, 4.000%, 09/22/24	USD	800	840,000
Poland | 1.2%
Poland Government Bond, 1.750%, 01/25/21 (e)	PLN	7,565	2,000,350
Republic of Poland, 3.000%, 03/17/23	USD	729	730,822
			2,731,172
Singapore | 0.6%
Singapore Government Bond, 3.000%, 09/01/24	SGD	1,630	1,319,383
Description	Security Currency	Principal Amount (000)	Value
Slovakia | 0.1%
Slovak Republic, 4.375%, 05/21/22	USD	200	$226,500
Slovenia | 0.3%
Republic of Slovenia, 5.850%, 05/10/23	USD	530	609,472
Spain | 0.1%
Spain Government Bond, 1.600%, 04/30/25	EUR	295	344,509
Sweden | 0.7%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	500	504,326
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	785	1,155,173
			1,659,499
United Kingdom | 0.5%
United Kingdom Treasury:
1.750%, 07/22/19	GBP	435	647,968
2.000%, 07/22/20	GBP	395	597,298
			1,245,266
Total Foreign Government Obligations
(Identified cost $33,572,330)			33,148,449
Quasi Government Bonds | 2.2%
Canada | 0.6%
Hydro-Quebec:
1.012%, 12/01/19 (e)	CAD	1,235	945,095
9.625%, 07/15/22	CAD	303	342,603
			1,287,698
Chile | 0.2%
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23	USD	500	515,785
Germany | 0.5%
Deutsche Bahn Finance BV, 3.375%, 09/01/16	NOK	2,980	362,991
KFW:
2.875%, 10/12/16	NOK	1,210	147,546
1.125%, 12/23/19	GBP	400	578,372
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	1,180	145,498
			1,234,407
Mexico | 0.3%
Nacional Financiera SNC, 3.375%, 11/05/20	USD	300	301,664
Petroleos Mexicanos, 1.875%, 04/21/22	EUR	500	493,564
			795,228
Singapore | 0.5%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	1,000	1,091,298
South Korea | 0.1%
The Korea Development Bank, 4.500%, 11/22/19	AUD	380	300,948

Description	Security Currency	Principal Amount (000)	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Total Quasi Government Bonds
(Identified cost $5,380,197)			$5,225,364
Supranationals | 1.4%
African Development Bank, 2.375%, 09/23/21	USD	610	635,638
Asian Development Bank, 1.875%, 04/12/19	USD	925	944,658
2.125%, 03/19/25	USD	560	567,992
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	810	889,915
Inter-American Development Bank, 6.000%, 12/15/17	NZD	465	339,157
Total Supranationals
(Identified cost $3,364,938)			3,377,360
US Municipal Bonds | 0.4%
Georgia | 0.2%
Georgia State Build America Bond Series H, 5.014%, 11/01/27	USD	420	510,434
Pennsylvania | 0.0%
Pennsylvania State Build America Bond Third Series B, 5.850%, 07/15/30	USD	50	56,178
Texas | 0.1%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	100	115,066
Wisconsin | 0.1%
Wisconsin State Build America Bond Series D, 5.400%, 05/01/28	USD	175	198,863
Total US Municipal Bonds
(Identified cost $840,538)			880,541
US Treasury Security | 0.5%
US Treasury Note, 2.125%, 05/15/25 (Identified cost $1,180,596)	USD	1,185	1,222,170

Description	Shares	Value
Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund (Identified cost $5,383,840)	5,383,840	$5,383,840
Total Investments l 100.7% (Identified cost $232,508,043) (b), (f)		$237,547,630
Liabilities in Excess of Cash and Other Assets l (0.7)%		(1,736,802)
Net Assets l 100.0%		$235,810,828

Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	05/18/16	220,427	155,974	$12,653	$—
CZK	CIT	05/18/16	1,549,311	64,050	1,200	—
EUR	CIT	05/18/16	237,632	264,900	5,857	—
EUR	CIT	05/18/16	1,023,855	1,161,000	5,579	—
EUR	CIT	05/18/16	2,733,039	3,060,731	53,291	—
EUR	HSB	04/06/16	2,686,666	2,950,981	106,368	—
EUR	HSB	05/18/16	893,453	978,683	39,316	—
EUR	HSB	05/18/16	6,284,298	7,038,288	122,034	—
GBP	CIT	05/18/16	1,213,371	1,718,158	24,765	—
GBP	SSB	04/06/16	285,237	398,339	11,334	—
JPY	CIT	05/18/16	73,211,868	649,600	1,702	—
JPY	CIT	05/18/16	116,650,933	1,037,100	641	—
JPY	CIT	05/18/16	841,880,995	7,409,326	80,151	—
JPY	HSB	05/18/16	286,548,800	2,521,082	28,091	—
JPY	SSB	04/06/16	77,444,595	683,123	5,051	—
KRW	CIT	06/09/16	858,401,400	709,041	40,292	—
MXN	HSB	05/18/16	5,606,276	311,600	11,599	—
MXN	HSB	05/18/16	11,318,013	614,600	37,879	—
NZD	CAN	05/18/16	463,581	305,593	14,097	—
SEK	CIT	05/18/16	2,531,671	298,939	13,394	—
SEK	HSB	05/18/16	5,339,890	630,200	28,585	—
Total Forward Currency Purchase Contracts					$643,879	$—
Forward Currency Sale Contracts
AUD	CAN	05/18/16	3,830,879	2,710,730	$—	$219,900
AUD	HSB	04/06/16	873,199	628,843	—	40,448
AUD	HSB	05/18/16	373,894	264,541	—	21,488
AUD	HSB	05/18/16	419,179	316,687	—	3,986
AUD	SSB	04/06/16	437,148	314,820	—	20,246
CAD	CIT	05/18/16	70,325	50,732	—	3,419
CAD	CIT	05/18/16	774,962	580,200	—	16,528
CAD	HSB	04/06/16	3,667,638	2,712,048	—	111,974
CAD	RBC	05/18/16	895,336	668,206	—	21,211
CAD	RBC	05/18/16	6,186,320	4,462,162	—	301,365
CAD	SSB	04/06/16	455,213	336,491	—	14,016
EUR	HSB	05/18/16	363,701	401,600	—	12,800
GBP	CIT	05/18/16	195,040	276,180	—	3,981
GBP	CIT	05/18/16	638,849	915,867	—	1,795
GBP	HSB	05/18/16	154,279	219,500	—	2,111
GBP	HSB	05/18/16	2,363,219	3,390,543	—	4,055
GBP	JPM	05/18/16	222,570	319,488	—	218
HKD	SSB	04/06/16	12,715,543	1,636,613	—	2,561
JPY	CIT	05/18/16	85,365,028	749,000	—	10,418
JPY	HSB	04/06/16	66,588,262	587,447	—	4,257
MXN	CIT	05/18/16	2,559,383	135,136	—	12,411

Lazard Retirement Global Dynamic Multi Asset Portfolio (concluded)

Forward Currency Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
MXN	HSB	05/18/16	16,926,418	939,800	$—	$36,001
MXN	HSB	05/18/16	25,620,173	1,352,895	—	124,097
MXN	JPM	05/18/16	3,768,390	198,874	—	18,372
NOK	HSB	05/18/16	1,998,646	233,300	—	8,185
NOK	HSB	05/18/16	27,601,853	3,198,186	—	136,785
NZD	CAN	05/18/16	1,544,008	1,017,810	—	46,953
NZD	CAN	05/18/16	1,780,076	1,173,426	—	54,131
NZD	CIT	05/18/16	193,257	127,299	—	5,973
NZD	CIT	05/18/16	463,256	316,474	—	2,992
PLN	HSB	05/18/16	2,714,855	681,679	—	45,440
PLN	HSB	05/18/16	4,371,284	1,104,523	—	66,237
SGD	SCB	05/18/16	411,859	292,331	—	13,172
SGD	SCB	05/18/16	1,309,643	929,484	—	41,963
Total Forward Currency Sale Contracts					—	1,429,489
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$643,879	$1,429,489

^ In USD unless otherwise indicated.

Lazard Retirement Series, Inc. Notes to Portfolios of Investments March 31, 2016 (unaudited)

 (a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Strategic Equity	$9,731,900	$712,183	$394,717	$317,466
US Small-Mid Cap Equity	54,448,264	6,384,272	2,315,742	4,068,530
International Equity	581,090,309	121,240,083	39,633,600	81,606,483
Emerging Markets Equity	1,129,411,509	100,740,932	243,856,441	(143,115,509)
Global Dynamic Multi Asset	232,508,043	12,502,916	7,463,329	5,039,587

(c) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2016, the percentage of net assets for the following Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.9%

(e) Variable and floating rate securities are securities which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(f) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SDR	- Swedish Depositary Receipt

Currency Abbreviations:
AUD	- Australian Dollar	MXN	- Mexican New Peso
CAD	- Canadian Dollar	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
JPY	- Japanese Yen	USD	- United States Dollar
KRW	- South Korean Won

Counterparty Abbreviations:
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
HSB	- HSBC Bank USA NA	SSB	- State Street Bank and Trust Co.
JPM	- JPMorgan Chase Bank NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	0.9%	—%	2.4%
Airlines	1.0	—	1.4
Auto Components	2.0	1.7	0.6
Automobiles	0.8	3.7	1.4
Banks	8.1	24.3	6.4
Beverages	4.3	1.6	3.6
Biotechnology	—	—	2.2
Building Products	2.0	—	0.6
Capital Markets	1.8	—	2.3
Chemicals	—	0.5	1.0
Commercial Services & Suppliers	—	—	1.0
Communications Equipment	—	—	0.7
Construction & Engineering	2.0	—	0.1
Construction Materials	1.1	1.8	0.1
Consumer Finance	1.2	—	0.3
Containers & Packaging	1.7	—	0.4
Distributors	—	0.7	0.1
Diversified Financial Services	—	—	1.3
Diversified Telecommunications Services	3.5	3.6	4.5
Electric Utilities	1.1	0.1	3.4
Electrical Equipment	—	0.5	0.9
Electronic Equipment, Instruments & Components	—	2.1	0.9
Energy Equipment & Services	—	—	0.6
Food & Staples Retailing	3.0	2.9	1.4
Food Products	—	—	1.0
Gas Utilities	—	—	0.1
Health Care Equipment & Supplies	—	—	0.4
Health Care Providers & Services	—	—	1.7
Hotels, Restaurants & Leisure	—	0.8	1.9
Household Durables	1.5	1.3	0.5
Household Products	—	1.1	0.6
Independent Power Producers & Energy Traders	—	—	0.6
Industrial Conglomerates	0.8	2.2	1.0
Insurance	8.7	3.9	3.5
Internet & Catalog Retail	—	—	0.1
Internet Software & Services	—	5.7	1.8
IT Services	2.1	6.2	1.9
Leisure Products	—	—	0.1
Life Sciences Tools & Services	—	—	1.3
Machinery	1.0	1.5	0.9
Media	6.2	—	3.0
Metals & Mining	0.6	1.7	0.7
Multiline Retail	2.1	1.0	1.1
Multi-Utilities	—	—	0.7
Oil, Gas & Consumable Fuels	4.7	7.4	2.8
Paper & Forest Products	—	—	0.1
Personal Products	1.4	0.4	0.5
Pharmaceuticals	10.9	—	3.8
Real Estate Investment Trusts (REITs)	—	—	1.2
Real Estate Management & Development	3.2	—	2.3
Road & Rail	—	0.7	1.6
Semiconductors & Semiconductor Equipment	2.0	5.9	1.5
Software	—	—	1.6
Specialty Retail	3.8	0.2	2.5
Technology Hardware, Storage & Peripherals	—	3.2	1.2
Textiles, Apparel & Luxury Goods	—	—	0.6
Tobacco	4.4	0.7	1.0
Trading Companies & Distributors	2.0	—	0.2
Transportation Infrastructure	1.0	1.3	0.2
Wireless Telecommunication Services	4.9	8.1	0.5
Subtotal	95.8	96.8	82.1
Foreign Government Obligations	—	—	14.0
Supranationals	—	—	1.4
US Municipal Bonds	—	—	0.4
US Treasury Securities	—	—	0.5
Short-Term Investments	2.6	4.2	2.3
Total Investments	98.4%	101.0%	100.7%
* Industry classifications may be different than those used for compliance monitoring purposes.
Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 27, 2016